PROPERTY AND EQUIPMENT, NET	12 Months Ended
Sep. 30, 2025
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

NOTE 6 — PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consist of the following as of September 30, 2025 and 2024:

	2025	2024
Electronic equipment	$87,356	$598,738
Office furniture	—	4,417
Transportation equipment	—	37,784
Subtotal	87,356	640,939
Less: accumulated depreciation	(76,469)	(601,232)
Property and equipment, net	$10,887	$39,707

Depreciation expense for the years ended September 30, 2025, 2024 and 2023 amounted to $5,415, $10,821 and $96,131, respectively.